OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities	$ 2,734	$ 50,372
Non- current liabilities		22
Total hedge derivatives	2,734	50,394
Interest Rate Swap [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities		1,723
Non- current liabilities
Total hedge derivatives		1,723
Interest Rate Derivative Contracts [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities	2,734	302
Non- current liabilities		22
Total hedge derivatives	2,734	324
Fair Value Fuel Derivatives [Membe]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities
Non- current liabilities
Total hedge derivatives
Foreign Forward Instrument [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Current liabilities		48,347
Non- current liabilities
Total hedge derivatives		$ 48,347